CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash flows from operating activities:
Net loss	$ (104,768)	¥ (729,382)	¥ (199,371)	¥ (771,316)
Depreciation of property and equipment	12,624			65,704
Amortization of intangible assets and land use right	22,265			150,092
Amortization of right-of-use assets	11,446	79,683
Allowance for doubtful accounts	26,592	185,130	2,568	45,808
Change in fair value of contingent consideration	49	344	(5,242)	5,572
Foreign exchange loss	(12)	(82)	14,279	673
Loss from disposal of property and equipment	215	1,501	1,368	562
Loss from impairment of Intangible asset	4,599	32,014
Share-based compensation expenses	8,867	61,736	68,738	98,675
Change in deferred tax liabilities	(392)	(2,727)	(2,362)	(2,314)
Remeasurement of equity investments	(2,637)	(18,356)	(12,581)
Change in fair value of investments	(2,582)	(17,977)	(8,153)
Gain from disposal of equity investment	(3)	(24)	(1,850)
Share of results of equity investees	(320)	(2,223)
Changes in operating assets and liabilities:
Accounts receivable	(7,906)	(55,043)	(60,584)	(64,286)
Amounts due from related parties	7,156	49,815	14,810	283,901
Prepayments and other current assets	23,012	160,205	(1,867)	691,932
Accrued interests of yield enhancement products			10,580	15,114
Other non-current assets	15	103	(25,606)	(9,668)
Operating Lease Liabilities, current and non-current	(10,531)	(73,315)
Accounts and notes payable	(5,208)	(36,253)	553,445	(167,262)
Amounts due to related parties	(6,809)	(47,404)	(9,765)	54,398
Salary and welfare payable	842	5,860	(83,274)	(4,930)
Taxes payable	(1,635)	(11,383)	(8,748)	20,417
Advances from customers	6,392	44,498	(152,335)	(595,876)
Accrued expenses and other liabilities	2,188	15,234	(34,719)	(221,018)
Accrued interests of amounts due to the individual investors of yield enhancement products			(6,559)	(11,183)
Non-current liabilities	(762)	(5,304)	(4,844)	(3,644)
Net cash (used in)/provided by operating activities	(17,303)	(120,461)	268,089	(418,649)
Cash flows from investing activities:
Purchase of short-term investments	(293,212)	(2,041,280)	(1,858,032)	(2,488,010)
Proceeds from maturity of short-term investments	231,851	1,614,098	4,067,804	3,271,860
Proceeds from maturity of yield enhancement products			172,458	434,977
Increase in loan receivable	(2,382)	(16,584)	(1,326,160)	(16,438)
Purchase of property and equipment and intangible assets	(17,593)	(122,479)	(119,442)	(160,497)
Cash paid for long-term investments	(78,601)	(547,205)	(874,120)	(426,227)
Proceeds from maturity of long-term investments	81,665	568,532	91,030
Cash received from disposal of equity investment			3,114
Cash paid for acquisition, net of cash received	(4,772)	(33,216)	(2,660)	(111)
Net cash provided by/(used in) investing activities	(83,044)	(578,134)	153,992	615,554
Cash flows from financing activities:
Cash paid for repurchase of ordinary shares	(1,946)	(13,547)	(139,070)	(166,149)
Proceeds from issuance of ordinary shares upon exercise of options	16	109	4,585	67,344
Contingent consideration paid for business acquisitions	(2,000)	(13,921)	(6,800)	(6,800)
Repurchase of redeemable noncontrolling interests	(5,420)	(37,733)	(30,000)
Acquisition of noncontrolling interests of subsidiaries	(490)	(3,415)
Cash contribution from noncontrolling interests	215	1,500	2,117	3,599
Proceeds from yield enhancement products			(171,412)	(682,760)
Repayment of short-term and long-term borrowings	40,414	281,354	390
Proceeds from short-term and long-term borrowings	119,721	833,471	195,758
Net cash (used in)/provided by financing activities	69,682	485,110	(145,212)	(784,766)
Effect of exchange rate changes on cash, cash equivalents and restricted cash	714	4,974	(21,754)	(46,025)
Net (decrease)/increase in cash, cash equivalents and restricted cash	(29,951)	(208,511)	255,115	(633,886)
Cash, cash equivalents and restricted cash at the beginning of year	119,370	831,026	575,911	1,209,797
Cash, cash equivalents and restricted cash at the end of year	89,419	622,515	831,026	575,911
Supplemental disclosure of cash flow information
Income tax paid	328	2,286	3,740	12,199
Supplemental disclosure of non-cash investing and financing activities
Accrual related to purchase of property and equipment	1,792	12,473	5,202	11,859
Receivables related to exercise of stock options	(8)	(55)	(23)	(385)
Accrual related to purchase business acquisitions	$ 4,385	¥ 30,530	¥ 36,456	¥ 38,116